Segment reporting (Tables)	6 Months Ended
Mar. 31, 2025
Segment reporting
Schedule of revenue by major product categories
	For the Six Months Ended March 31,
	2025	2024
Shiitake	$6,668,963	$9,806,605
Mu Er	5,255,756	7,329,253
Logistic services	3,407,535	-
Corn	782,946	18,784,651
Other edible fungi	29,109	16,443
Red dates	-	506,935
Total	$16,144,309	$36,443,887

Revenue by geographical segment for the six months ended March 31, 2025:

	For the Six Months Ended March 31,
	2025	2024
PRC	$12,736,774	$36,443,887
United States of America	3,407,535	-
Total	$16,144,309	$36,443,887